Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2019
Variable Interest Entities Disclosure [Abstract]
Schedule of Assets and Liabilities of the Lessor VIE
The assets and liabilities of the lessor VIE that most
significantly
impact the Co
m
pany’s consolidated balance sheets and the financial statement line items in which they are presented as of December 31, 2019, are as follows:

December 31, 2019
(in thousands)
Assets
Cash, cash equivalents and restricted cash	$796
Liabilities
Amounts due to related parties, current	$(451)
Amounts due to related parties, non current	(68,206)

$(68,657)